Document and Entity Information	Feb. 27, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0001415726
Document Effective Date	Feb. 27, 2025
Document Creation Date	Feb. 27, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	Innovator ETFs Trust
Prospectus Date	Feb. 27, 2025
Amendment Flag	false
Document Period End Date	Oct. 31, 2024
Innovator Emerging Markets Power Buffer ETF - January | Innovator Emerging Markets Power Buffer ETF - January
Prospectus:
Trading Symbol	EJAN
Innovator Emerging Markets Power Buffer ETF - April | Innovator Emerging Markets Power Buffer ETF - April
Prospectus:
Trading Symbol	EAPR
Innovator Emerging Markets Power Buffer ETF - July | Innovator Emerging Markets Power Buffer ETF - July
Prospectus:
Trading Symbol	EJUL
Innovator Emerging Markets Power Buffer ETF - October | Innovator Emerging Markets Power Buffer ETF - October
Prospectus:
Trading Symbol	EOCT
Innovator Growth-100 Power Buffer ETF - January | Innovator Growth-100 Power Buffer ETF - January
Prospectus:
Trading Symbol	NJAN
Innovator Growth-100 Power Buffer ETF - April | Innovator Growth-100 Power Buffer ETF - April
Prospectus:
Trading Symbol	NAPR
Innovator Growth-100 Power Buffer ETF - June | Innovator Growth-100 Power Buffer ETF - June
Prospectus:
Trading Symbol	NJUN
Innovator Growth-100 Power Buffer ETF - July | Innovator Growth-100 Power Buffer ETF - July
Prospectus:
Trading Symbol	NJUL
Innovator Growth-100 Power Buffer ETF - August | Innovator Growth-100 Power Buffer ETF - August
Prospectus:
Trading Symbol	NAUG
Innovator Growth-100 Power Buffer ETF - September | Innovator Growth-100 Power Buffer ETF - September
Prospectus:
Trading Symbol	NSEP
Innovator Growth-100 Power Buffer ETF - October | Innovator Growth-100 Power Buffer ETF - October
Prospectus:
Trading Symbol	NOCT
Innovator Growth-100 Power Buffer ETF - November | Innovator Growth-100 Power Buffer ETF - November
Prospectus:
Trading Symbol	NNOV
Innovator International Developed Power Buffer ETF - January | Innovator International Developed Power Buffer ETF - January
Prospectus:
Trading Symbol	IJAN
Innovator International Developed Power Buffer ETF - February | Innovator International Developed Power Buffer ETF - February
Prospectus:
Trading Symbol	IFEB
Innovator International Developed Power Buffer ETF - March | Innovator International Developed Power Buffer ETF - March
Prospectus:
Trading Symbol	IMAR
Innovator International Developed Power Buffer ETF - April | Innovator International Developed Power Buffer ETF - April
Prospectus:
Trading Symbol	IAPR
Innovator International Developed Power Buffer ETF - May | Innovator International Developed Power Buffer ETF - May
Prospectus:
Trading Symbol	IMAY
Innovator International Developed Power Buffer ETF - June | Innovator International Developed Power Buffer ETF - June
Prospectus:
Trading Symbol	IJUN
Innovator International Developed Power Buffer ETF - July | Innovator International Developed Power Buffer ETF - July
Prospectus:
Trading Symbol	IJUL
Innovator International Developed Power Buffer ETF - August | Innovator International Developed Power Buffer ETF - August
Prospectus:
Trading Symbol	IAUG
Innovator International Developed Power Buffer ETF - September | Innovator International Developed Power Buffer ETF - September
Prospectus:
Trading Symbol	ISEP
Innovator International Developed Power Buffer ETF - October | Innovator International Developed Power Buffer ETF - October
Prospectus:
Trading Symbol	IOCT
Innovator International Developed Power Buffer ETF - November | Innovator International Developed Power Buffer ETF - November
Prospectus:
Trading Symbol	INOV
Innovator International Developed Power Buffer ETF - December | Innovator International Developed Power Buffer ETF - December
Prospectus:
Trading Symbol	IDEC
Innovator U.S. Small Cap Power Buffer ETF - January | Innovator U.S. Small Cap Power Buffer ETF - January
Prospectus:
Trading Symbol	KJAN
Innovator U.S. Small Cap Power Buffer ETF - April | Innovator U.S. Small Cap Power Buffer ETF - April
Prospectus:
Trading Symbol	KAPR
Innovator U.S. Small Cap Power Buffer ETF - June | Innovator U.S. Small Cap Power Buffer ETF - June
Prospectus:
Trading Symbol	KJUN
Innovator U.S. Small Cap Power Buffer ETF - July | Innovator U.S. Small Cap Power Buffer ETF - July
Prospectus:
Trading Symbol	KJUL
Innovator U.S. Small Cap Power Buffer ETF - August | Innovator U.S. Small Cap Power Buffer ETF - August
Prospectus:
Trading Symbol	KAUG
Innovator U.S. Small Cap Power Buffer ETF - September | Innovator U.S. Small Cap Power Buffer ETF - September
Prospectus:
Trading Symbol	KSEP
Innovator U.S. Small Cap Power Buffer ETF - October | Innovator U.S. Small Cap Power Buffer ETF - October
Prospectus:
Trading Symbol	KOCT
Innovator U.S. Small Cap Power Buffer ETF - November | Innovator U.S. Small Cap Power Buffer ETF - November
Prospectus:
Trading Symbol	KNOV